Bank Borrowings - Schedule of Bank Borrowings (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule of Bank Borrowings [Line Items]
Annual interest rate, Bank loans	$ 1,072,116	$ 1,378,573	$ 1,879,017	$ 3,335,614
Invoice financing	1,190,429	1,530,705	2,238,129	986,153
Bank borrowings	2,262,545	2,909,278	4,117,146	4,321,767
Representing:
Within 12 months	1,583,017	2,035,512	3,203,738	2,423,078
Over 12 months	$ 679,528	$ 873,766	$ 913,408	$ 1,898,689
Minimum [Member]
Schedule of Bank Borrowings [Line Items]
Annual interest rate, Bank loans	2.00%	2.00%
Maximum [Member]
Schedule of Bank Borrowings [Line Items]
Annual interest rate, Bank loans	10.00%	10.00%